BUSINESS ACQUISITION - TMA (Details) - TMA $ in Millions, $ in Millions	Feb. 24, 2025 USD ($) loan shares	Dec. 31, 2025 ARS ($)
BUSINESS ACQUISITION
Number of ordinary shares acquired | shares	86,460,983,849
Percentage of interest on stake	99.99963%
Purchase price	$ 1,245	$ 1,660,045
Cash paid	$ 1,119	1,492,158
Number of loans taken | loan	2
Borrowings with TMA
BUSINESS ACQUISITION
Purchase consideration, debt assumed	$ 126	$ 167,887